Business Segment and Geographical Information (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	(in thousands)		(in thousands)
Ireland	$593,407	$500,972	$1,105,241	$868,330
Rest of Europe	373,810	428,393	788,033	884,458
U.S.	848,019	894,016	1,692,423	1,864,645
Rest of World	205,015	111,812	413,132	219,524

Total	$2,020,251	$1,935,193	$3,998,829	$3,836,957

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	(in thousands)		(in thousands)
Ireland *	$125,896	$55,544	$177,223	$65,418
Rest of Europe	22,489	59,173	82,255	118,682
U.S.	55,744	53,321	143,833	113,789
Rest of World	5,355	9,751	22,962	50,239

Total	$209,484	$177,789	$426,273	$348,128
* Includes the full amount of the amortization charge associated with the intangible asset acquired in the Merger.
Schedule of Distribution of Depreciation and Amortization by Geographical Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	June 30, 2023	December 31, 2022
	(in thousands)
Ireland	$148,242	$143,025
Rest of Europe	95,048	99,721
U.S.	195,407	213,311
Rest of World	52,338	48,095

Total	$491,035	$504,152